PLAN ASSETS	12 Months Ended
Dec. 31, 2025
ESPP
EBP, Risk and Uncertainty [Line Items]
PLAN ASSETS	3. PLAN ASSETS The Plan's cash is maintained by the Company on behalf of the Plan.